 RULE 497 DOCUMENT

On behalf of DWS Diversified International Equity Fund, DWS Emerging Markets Equity Fund, DWS Latin America Equity Fund, DWS World Dividend Fund, each a series of DWS International Fund, Inc. (the “Fund”) , and pursuant to Rule 497(e) under the Securities Act of  1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on April 15, 2011; such form of prospectus (accession number 0000088053-11-000500) is incorporated by reference into this Rule 497 Document.